CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivable, allowance | $		$ 2,134		$ 891
Ordinary shares, par value per share | ₪ / shares	₪ 0.03		₪ 0.03
Ordinary shares, shares authorized		60,000,000		60,000,000
Ordinary shares, shares issued		46,287,732		43,812,062
Ordinary shares, shares outstanding		46,172,393		43,696,723
Treasury shares		115,339		115,339